Business Combination - Additional Information (Detail) $ / shares in Units, $ in Thousands		9 Months Ended
	Sep. 14, 2022 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 01, 2022 shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Business Acquisition [Line Items]
Common Stock and Preferred Stock Shares Authorized	1,000,000	1,000,000,000
Common stock, shares authorized	950,000	950,000		950,000,000		950,000,000
Common stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock shares authorized	50,000	50,000,000
Preferred stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001
Proceeds from issuance of stock in connection with business combination | $		$ 70,938
Stockholders' Equity Note, Stock Split, Conversion Ratio		1.4559
Business acquisition, transaction costs | $		$ 6,794
PIPE units [Member]
Business Acquisition [Line Items]
Class of warrants and rights issued during the period	2,052	2,052,000
Class of warrants and rights issued, price per warrant | $ / shares	$ 10	$ 10
Number of securities into which each warrant or right may be converted	1
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 12.5	$ 12.5
Legacy Amprius Option [Member]
Business Acquisition [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	6,665
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.4559
Common Stock [Member]
Business Acquisition [Line Items]
Shares, Outstanding		84,254		65,772,001	65,772,000	65,742,883	65,670,088
Common Stock [Member] | PIPE units [Member] | Share Price Equal Or Exceeds Twenty Dollar Per Share [Member]
Business Acquisition [Line Items]
Share price | $ / shares	$ 20	$ 20
Common Stock [Member] | Legacy Amprius Option [Member]
Business Acquisition [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	14,223
Legacy Amprius [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares, Outstanding			65,777